Expense Example	Dec. 30, 2025 USD ($)
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 650
Expense Example, with Redemption, 3 Years	810
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	1,486
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	431
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	1,328
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	418
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,232
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,638
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,404
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,261
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	329
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,203
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	684
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
American Funds Growth Portfolio | American Funds Growth Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	643
Expense Example, with Redemption, 3 Years	789
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,407
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	424
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	1,248
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	411
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	1,151
American Funds Growth Portfolio | American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,551
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,319
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,169
American Funds Growth Portfolio | American Funds Growth Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,110
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	587
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	1,339
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	417
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,167
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	405
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,081
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,466
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,238
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,028
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,087
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	513
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	1,339
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	417
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,167
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	408
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,116
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,466
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,238
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,087
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,028
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	525
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,305
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	412
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,109
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	403
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,057
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,423
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,185
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,040
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	981
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	476
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	440
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,167
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,443
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	993
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,052
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	929
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,185
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,443
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,040
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	981
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	451
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	969
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,372
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	910
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	$ 331